Note 7 - Loans Payable to Oyu Tolgoi (Details Textual) - OTLLC [Member]	1 Months Ended	3 Months Ended
	Oct. 30, 2015	Mar. 31, 2017
Financing Arrangements Related to Licenses, Monthly Repayments of Loans, Percentage of Available Cash Flow from Joint Venture		90.00%
Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.00%